employee future benefits - Fair value measurements (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value measurements
Fair value of administered pension benefit trusts	$ 2	$ 2
Pension plans
Fair value measurements
Asset-backed securities	6	32
Cash, cash equivalents and other	820	528
Real estate	1,025	1,085
Fair value	10,222	9,731
Beginning of year	(123)	(121)
Interest effect on asset ceiling limit	(3)	(4)
Changes in the effect of limiting net defined benefit assets to the asset ceilings	(53)	2
End of year	(179)	(123)
Fair value after asset ceiling	$ 10,043	9,608
Pension plans | TELUS Corporation shares
Fair value measurements
Common Shares Issued	0
Pension plans | TELUS International (Cda) Inc. share options
Fair value measurements
Common Shares Issued	0
Pension plans | Quoted prices in active markets for identical items
Fair value measurements
Cash, cash equivalents and other	$ 37	20
Fair value	2,928	2,779
Pension plans | Other
Fair value measurements
Asset-backed securities	6	32
Cash, cash equivalents and other	783	508
Real estate	1,025	1,085
Fair value	7,294	6,952
Pension plans | Canadian
Fair value measurements
Equity securities	1,104	1,044
Pension plans | Canadian | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	945	849
Pension plans | Canadian | Other
Fair value measurements
Equity securities	159	195
Pension plans | Foreign
Fair value measurements
Equity securities	2,861	2,699
Pension plans | Foreign | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	826	685
Pension plans | Foreign | Other
Fair value measurements
Equity securities	2,035	2,014
Pension plans | Government securities
Fair value measurements
Debt securities	1,290	1,453
Pension plans | Government securities | Quoted prices in active markets for identical items
Fair value measurements
Debt securities	1,120	1,225
Pension plans | Government securities | Other
Fair value measurements
Debt securities	170	228
Pension plans | Corporate debt securities
Fair value measurements
Debt securities	2,436	2,087
Pension plans | Corporate debt securities | Other
Fair value measurements
Debt securities	2,436	2,087
Pension plans | Commercial mortgages
Fair value measurements
Debt securities	680	803
Pension plans | Commercial mortgages | Other
Fair value measurements
Debt securities	$ 680	$ 803